Fair Value Measurements (tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements disclosure
Level within the fair value hierarchy at which the Company's financial assets and financial liabilities reported at fair value are measured [Table Text Block]

(at December 31, 2013, in millions)	Total	Level 1	Level 2	Level 3
Invested assets:
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$2,315	$2,298	$17	$—
Obligations of states, municipalities and political subdivisions	35,562	1	35,538	23
Debt securities issued by foreign governments	2,577	—	2,577	—
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	2,424	—	2,415	9
All other corporate bonds	20,940	—	20,726	214
Redeemable preferred stock	138	—	129	9

Total fixed maturities	63,956	2,299	61,402	255

Equity securities
Common stock	610	610	—	—
Non-redeemable preferred stock	333	138	195	—

Total equity securities	943	748	195	—

Other investments	53	19	—	34

Total	$64,952	$3,066	$61,597	$289

(at December 31, 2012, in millions)	Total	Level 1	Level 2	Level 3
Invested assets:
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$2,222	$2,205	$17	$—
Obligations of states, municipalities and political subdivisions	38,681	—	38,653	28
Debt securities issued by foreign governments	2,257	—	2,257	—
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	2,997	—	2,992	5
All other corporate bonds	19,203	—	19,006	197
Redeemable preferred stock	33	32	1	—

Total fixed maturities	65,393	2,237	62,926	230

Equity securities
Common stock	510	510	—	—
Non-redeemable preferred stock	135	92	43	—

Total equity securities	645	602	43	—

Other investments	100	46	—	54

Total	$66,138	$2,885	$62,969	$284

Changes in the Level 3 fair value category [Table Text Block]

(in millions)	Fixed Maturities	Other Investments	Total
Balance at December 31, 2012	$230	$54	$284
Total realized and unrealized investment gains (losses):
Reported in net realized investment gains(1)	4	12	16
Reported in increases (decreases) in other comprehensive income	(2)	1	(1)
Purchases, sales and settlements/maturities:
Purchases	180	—	180
Sales	(25)	(33)	(58)
Settlements/maturities	(83)	—	(83)
Gross transfers into Level 3	15	—	15
Gross transfers out of Level 3	(64)	—	(64)

Balance at December 31, 2013	$255	$34	$289

Amount of total realized investment gains (losses) for the period included in the consolidated statement of income attributable to changes in the fair value of assets still held at the reporting date	$—	$—	$—

(1)
Includes impairments on investments held at the end of the period as well as amortization on fixed maturities.

(in millions)	Fixed Maturities	Other Investments	Total
Balance at December 31, 2011	$250	$44	$294
Total realized and unrealized investment gains (losses):
Reported in net realized investment gains(1)	4	5	9
Reported in increases (decreases) in other comprehensive income	5	2	7
Purchases, sales and settlements/maturities:
Purchases	79	3	82
Sales	—	—	—
Settlements/maturities	(94)	—	(94)
Gross transfers into Level 3	10	—	10
Gross transfers out of Level 3	(24)	—	(24)

Balance at December 31, 2012	$230	$54	$284

Amount of total realized investment gains (losses) for the period included in the consolidated statement of income attributable to changes in the fair value of assets still held at the reporting date	$—	$—	$—

(1)
Includes impairments on investments held at the end of the period as well as amortization on fixed maturities.

Carrying value and fair value of financial instruments disclosed, but not carried, at fair value and the level within the fair value hierarchy at which such financial instruments are measured on a recurring basis [Table Text Block]

(at December 31, 2013, in millions)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Short-term securities	$3,882	$3,882	$1,608	$2,215	$59
Financial liabilities:
Debt	$6,246	$7,123	$—	$7,123	$—
Commercial paper	100	100	—	100	—

(at December 31, 2012, in millions)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Short-term securities	$3,483	$3,483	$1,448	$1,957	$78
Financial liabilities:
Debt	$6,250	$7,715	$—	$7,715	$—
Commercial paper	100	100	—	100	—